Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value
Amount Registered | shares	3,058,333
Proposed Maximum Offering Price per Unit	0.6275
Maximum Aggregate Offering Price	$ 1,919,103.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 265.03
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the securities being registered hereunder also include such indeterminate number of additional shares of common stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act, based on the high and low sales prices of the Registrant's common stock as reported on the OTC QB Markets on August 10, 2026, which date is within five business days prior to the filing of this Registration Statement.